Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Company's Financial Assets and Liabilities that are Measured at Fair Value	Company’s financial assets and liabilities that are measured at fair value on a recurring basis
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$287,500	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$8,000	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – US Treasury securities	$291,525,100	$—	$—

Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$191,667	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$5,333	$—
Working capital loan – related party	$—	$100,800	$—
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – US Treasury securities	$291,525,100	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$191,667	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$5,333	$—
Working capital loan – related party	$—	$100,800	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury securities	$287,520,384	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$5,750,000	$—	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$160,000	$—

Summary of Change in the Fair value of the Derivative Warrant Liabilities	There were no derivative assets and liabilities, measured with Level 3 inputs, for the year ended December 31, 2022. The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2021 is summarized as follows:
Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	10,638,000
Transfer of Public Warrants to Level 1	(10,350,000)
Transfer of Private Warrants to Level 2	(288,000)
Change in fair value of derivative warrant liabilities	—
Derivative warrant liabilities at December 31, 2021	$—